Offerings - Offering: 1	Jun. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	12,895,866
Proposed Maximum Offering Price per Unit	2.26
Maximum Aggregate Offering Price	$ 29,144,657.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,024.88
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Consists of a number of shares issuable under the Spero Therapeutics, Inc. 2026 Stock Incentive Plan (the "2026 Plan") equal to the sum of: (x) 5,997,550 shares and (y) up to 6,898,316 shares, which is the number of shares of common stock subject to awards granted under the Spero Therapeutics, Inc. Amended and Restated 2017 Stock Incentive Plan that were outstanding as of the date that the 2026 Plan was approved by the registrant's stockholders and which awards expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the registrant at their original issuance price pursuant to a contractual repurchase right (subject, however, in the case of incentive stock options, to any limitations under the Internal Revenue Code of 1986, as amended, and any regulations thereunder). (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on June 22, 2026.